Deferred Acquisition Costs and Other Actuarial Balances - Unearned Revenue Liability (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Actuarial Balances
Total unearned revenue liability	$ 485.5	$ 459.0
Benefits and Protection | Life Insurance
Other Actuarial Balances
Total unearned revenue liability				$ 384.4
Universal life | Benefits and Protection | Life Insurance
Other Actuarial Balances
Total unearned revenue liability	$ 485.5	$ 459.0	$ 425.3	$ 384.4